Client Name:
Client Project Name:	GSMBS 2026-R1
Start - End Dates:	1/11/2021 - 9/26/2022
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	3

1 - Total Active Conditions
1 - Non-Material Conditions
		1 - Property Valuations Review Scope
		1 - Category: FEMA
2 - Total Satisfied Conditions

		1 - Property Valuations Review Scope
		1 - Category: FEMA
		1 - Compliance Review Scope
		1 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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Client Name:
Client Project Name:	GSMBS 2026-R1
Start - End Dates:	1/11/2021 - 9/26/2022
Deal Loan Count:	3

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
8FAB2762-4EE7-4DC1-98F4-397016AFF6AE	XXXXXX	ID	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	C	A	C	A	CMPTRID3626	TRID - CD: Loan consummated before end of waiting period	No	Please provide evidence that borrower acknowledged receipt of CD 3 days prior to consummation date of XXX
11/2/2021 - Please see the attached documents for a copy of the CD that shows that the customer received the disclosure more than 3 days prior to consummation. Please clear the exception.11/2/2021 - Upon further review client provided Cd that shows CD was provided 3 days before consummation. No further documentation needed for this exception.
																																	11/2/2021 - Exception Satisfied.	(No Data)	Not Applicable
CFCFS1741: Credit score exceeds guidelines
- XXX Comments:  Credit score for the borrower is 737.

CFCFS1740: Mortgage payment history exceeds guidelines
- XXX Comments:  Borrower has good rental history.

CFCFS1731: Verified cash reserves exceed guidelines
- XXX Comments:  Borrower has 23 months in reserves.

7B06817D-5395-4FA8-8C7F-2FFF4D617098	XXXXXX	FL	(No Data)	ATR/QM: Exempt	C	A	A	A	C	A	N/A	N/A	C	A	A	A	C	A	N/A	N/A	Property Valuations	FEMA	Satisfied	C	A	C	A	PRVAFEMA858	Natural Disaster Area, no subsequent inspection (Individual & Public)	No	no inspection since FEMA disaster XXX XXX Public & Individual Hurricane XXX; Note date XXX.	Client provided BPO dated XXX with photos reflecting no damage. Subject property is good condition.	Condition satisfied	(No Data)	Not Applicable
CFCFS1731: Verified cash reserves exceed guidelines
- XXX Comments:  Borrower assets calculate to PITI reserves of 53 months

CFCFS1737: LTV below guideline requirements
- XXX Comments:  LTV of XX.XX% is below standard LTV of 80%

6C900FAE-BE0B-4FD4-9DFD-ED0F6866FED5	XXXXXX	FL	(No Data)	ATR/QM: Exempt	B	B	A	A	B	B	N/A	N/A	B	B	A	A	B	B	N/A	N/A	Property Valuations	FEMA	Active	B	B	B	B	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	No	No inspection since FEMA disaster XXX XXX Public Hurricane XXX; Note date XXX.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines - XXX Comments: 683 mid-score per CBR

Client Name:
Client Project Name:	GSMBS 2026-R1
Start - End Dates:	1/11/2021 - 9/26/2022
Deal Loan Count:	3

Conditions Report 2.0

Loans in Report:	3
Loans with Conditions:	3

Loan Number	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Did Lender Acknowledge Exception at Origination
8FAB2762-4EE7-4DC1-98F4-397016AFF6AE	XXXXXX	XXXXXX	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	Not Applicable
7B06817D-5395-4FA8-8C7F-2FFF4D617098	XXXXXX	XXXXXX	C	A	A	A	C	A	N/A	N/A	C	A	A	A	C	A	N/A	N/A	No
6C900FAE-BE0B-4FD4-9DFD-ED0F6866FED5	XXXXXX	XXXXXX	B	B	A	A	B	B	N/A	N/A	B	B	A	A	B	B	N/A	N/A	Not Applicable